Contents of Significant Accounts	12 Months Ended
Dec. 31, 2020
Contents Of Significant Accounts [Abstract]
Contents of Significant Accounts
6.	CONTENTS OF SIGNIFICANT ACCOUNTS
(1)	Cash and Cash Equivalents

	As of December 31,
	2019	2020
	NT$	NT$
	(In Thousands)	(In Thousands)
Cash on hand and petty cash	$6,074	$5,765
Checking and savings accounts	26,384,925	20,163,007
Time deposits	59,966,481	66,939,601
Repurchase agreements collateralized by government bonds and corporate notes	9,134,997	6,939,663
Total	$95,492,477	$94,048,036

(2)	Financial Assets at Fair Value through Profit or Loss

	As of December 31,
	2019	2020
	NT$	NT$
	(In Thousands)	(In Thousands)
Financial assets mandatorily measured at fair value through profit or loss
Common stocks	$8,381,085	$9,654,682
Preferred stocks	3,299,419	3,299,004
Funds	2,195,524	2,674,476
Convertible bonds	145,445	412,175
Forward contracts	—	2,384
Total	$14,021,473	$16,042,721
Current	$722,794	$1,216,634
Noncurrent	13,298,679	14,826,087
Total	$14,021,473	$16,042,721

The Company had a call option of a joint venture agreement between FUJITSU SEMICONDUCTOR LIMITED (FSL) and UMC, which was measured at fair value and the change in the fair value was recorded in profit or loss. On June 29, 2018, the Board of Directors of UMC resolved to exercise the call option and completed the acquisition on October 1, 2019. Please refer to Note 6(28).

(3)	Accounts Receivable, Net

	As of December 31,
	2019	2020
	NT$	NT$
	(In Thousands)	(In Thousands)
Accounts receivable	$26,136,293	$27,300,439
Less: loss allowance	(621,410)	(206,084)
Net	$25,514,883	$27,094,355

Aging analysis of accounts receivable:

	As of December 31,
	2019	2020
	NT$	NT$
	(In Thousands)	(In Thousands)
Neither past due	$21,924,797	$23,801,905
Past due:
≤ 30 days	2,364,311	2,730,865
31 to 60 days	204,791	95,398
61 to 90 days	85,131	13,258
91 to 120 days	138,788	23,774
≥ 121 days	1,418,475	635,239
Subtotal	4,211,496	3,498,534
Total	$26,136,293	$27,300,439

Movement of loss allowance for accounts receivable:

	For the years ended December 31,
	2019	2020
	NT$	NT$
	(In Thousands)	(In Thousands)
Beginning balance	$48,152	$621,410
Net recognize (reversal) for the period	573,258	(415,326)
Ending balance	$621,410	$206,084

The collection periods for third party domestic sales and third party overseas sales were month-end 30~60 days and net 30~60 days, respectively.

An impairment analysis is performed at each reporting date to measure expected credit losses (ECLs) of accounts receivable. For the receivables past due within 60 days, including not past due, the Company estimates an expected credit loss rate to calculate ECLs. For the years ended December 31, 2018, 2019 and 2020, the expected credit loss rates are not greater than 0.2%.  The rate is determined based on the Company’s historical credit loss experience and customer’s current financial condition, adjusted for forward-looking factors such as customer’s economic environment.  For the receivables past due over 60 days, the Company applies the aforementioned rate and assesses individually whether to recognize additional expected credit losses by considering customer’s operating condition and debt-paying ability.

(4)	Inventories, Net

	As of December 31,
	2019	2020
	NT$	NT$
	(In Thousands)	(In Thousands)
Raw materials	$5,102,571	$5,507,002
Supplies and spare parts	3,548,376	4,290,672
Work in process	11,309,718	11,872,971
Finished goods	1,754,137	881,841
Total	$21,714,802	$22,552,486

a.

For the years ended December 31, 2018, 2019 and 2020, the Company recognized NT$123,795 million, NT$122,999 million and NT$133,143 million, respectively, in operating costs, of which NT$1,698 million and NT$820 million in 2018 and 2019, respectively, were related to write-down of inventories and NT$272 million in 2020 was related to reversal of write-down of inventories.

b.	None of the aforementioned inventories were pledged.
(5)	Financial Assets at Fair Value through Other Comprehensive Income, Non-Current

	As of December 31,
	2019	2020
	NT$	NT$
	(In Thousands)	(In Thousands)
Equity instruments
Common stocks	$14,547,738	$10,355,999
Preferred stocks	175,494	170,145
Total	$14,723,232	$10,526,144

The fair value of each investment in equity instrument to be measured at fair value through other comprehensive income is as follows:

		As of December 31,
Type of securities	Name of securities	2019	2020
		NT$	NT$
		(In Thousands)	(In Thousands)
Common stock	SILICON INTEGRATED SYSTEMS CORP.	961,898	2,039,645
Common stock	UNIMICRON HOLDING LIMITED	795,795	722,122
Common stock	UNIMICRON TECHNOLOGY CORP. (Please refer to Note 6(6))	8,237,712	—
Common stock	ITE TECH. INC.	616,333	950,674
Common stock	NOVATEK MICROELECTRONICS CORP.	3,601,365	6,068,053
Common stock	SHIN-ETSU HANDOTAI TAIWAN CO., LTD.	334,635	575,505
Preferred stock	MTIC HOLDINGS PTE. LTD.	175,494	170,145

a.	These investments in equity instruments are held for medium to long-term purposes and therefore are accounted for as fair value through other comprehensive income.
b.	Dividend income recognized in profit or loss from equity instruments designated as fair value through other comprehensive income were listed below:

	For the years ended December 31,
	2019	2020
	NT$	NT$
	(In Thousands)	(In Thousands)
Held at end of period	$365,052	$286,795
Derecognized during the period	—	—
Total	$365,052	$286,795

c.

In consideration of the Company’s investment strategy, the Company disposed and derecognized certain investments designated as fair value through other comprehensive income. Details on derecognition of such investments for the years ended December 31, 2019 and 2020 were as follows:

	For the years ended December 31,
	2019	2020
	NT$	NT$
	(In Thousands)	(In Thousands)
Fair value on the date of disposal	$2,348,454	$9,012,450
Cumulative gains (losses) reclassified to retained earnings due to derecognition	$(551,903)	$1,825,365

Please refer to Note 6(6) for details on cumulative gains (losses) reclassified to retained earnings due to derecognition.

(6)	Investments Accounted for Under the Equity Method
a.	Details of investments accounted for under the equity method is as follows:

	As of December 31,
	2019		2020
Investee companies	Amount	Percentage of ownership or voting rights	Amount	Percentage of ownership or voting rights
	NT$		NT$
	(In Thousands)		(In Thousands)
Listed companies
FARADAY TECHNOLOGY CORP. (FARADAY) (Note A)	$1,473,028	13.78	$1,583,971	13.78
UNIMICRON TECHNOLOGY CORP. (UNIMICRON) (Note B)	—	—	9,072,632	13.36
CLIENTRON CORP. (CLIENTRON) (Note C)	276,515	21.90	—	—
Unlisted companies
MTIC HOLDINGS PTE. LTD.	18,157	45.44	26,966	45.44
PURIUMFIL INC.	7,164	44.45	6,206	44.45
UNITECH CAPITAL INC.	642,660	42.00	823,185	42.00
TRIKNIGHT CAPITAL CORPORATION	2,281,631	40.00	2,481,874	40.00
HSUN CHIEH INVESTMENT CO., LTD.	1,686,502	36.49	2,312,698	36.49
HSUN CHIEH CAPITAL CORP.	122,060	30.00	195,675	40.00
YANN YUAN INVESTMENT CO., LTD.	2,761,821	30.87	3,554,979	30.87
UNITED LED CORPORATION HONG KONG LIMITED	121,973	25.14	96,026	25.14
VSENSE CO., LTD.	592	25.90	941	23.98
TRANSLINK CAPITAL PARTNERS I, L.P. (Note D)	172,414	10.38	174,985	10.38
WINAICO IMMOBILIEN GMBH (Note E)	—	44.78	—	—
Total	$9,564,517		$20,330,138

Note A:

Beginning from June 2015, the Company accounts for its investment in FARADAY as an associate given the fact that the Company obtained the ability to exercise significant influence over FARADAY through representation on its Board of Directors.

Note B:

Beginning from June 2020, the Company accounts for its investment in UNIMICRON as an associate given the fact that the Company obtained the ability to exercise significant influence over UNIMICRON through representation on its Board of Directors. UNIMICRON was previously measured at fair value through other comprehensive income and reclassified as investments accounted for under the equity method. Cumulative fair value changes that was previously recognized in other comprehensive income up to reclassification date was reclassified to retained earnings in the current period.

Note C:

In April 2020, the Company disposed of the ownership of shares of CLIENTRON and reclassified the investment as financial assets at fair value through profit or loss due to loss of significant influence over it.

Note D:	The Company follows international accounting practices in equity accounting for limited partnerships and uses the equity method to account for these investees.
Note E:	WINAICO IMMOBILIEN GMBH was a joint venture to the Company disposed in December 2020.

The carrying amount of investments accounted for using the equity method for which there are published price quotations amounted to NT$1,750 million and NT$10,657 million, as of December 31, 2019 and 2020, respectively. The fair value of these investments were NT$2,244 million and NT$18,885 million, as of December 31, 2019 and 2020, respectively.

Although the Company is the largest shareholder of some associates; after comprehensive assessment, the Company does not own the major voting rights as the remaining voting rights holders are able to align and prevent the Company from ruling the relevant operation.  Therefore, the Company does not control but owns significant influence over the aforementioned associates.

None of the aforementioned associates and joint ventures were pledged.

b.	Financial information of associates and joint ventures:

There is no individually significant associate or joint venture for the Company. For individually immaterial associates and joint ventures, the following tables summarize the amount recognized by the Company at its share of those associates and joint ventures separately. When an associate or a joint venture is a foreign operation, and the functional currency of the foreign entity is different from the Company, an exchange difference arising from translation of the foreign entity will be recognized in other comprehensive income (loss). Such exchange differences recognized in other comprehensive income (loss) in the financial statements for the years ended December 31, 2018, 2019 and 2020 were NT$(16) million, NT$(9) million and NT$(53) million, respectively, which were not included in the following table.

i.	The aggregate amount of the Company’s share of all its individually immaterial associates that are accounted for using the equity method is as follows:

	For the years ended December 31,
	2018	2019	2020
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Profit (loss) from continuing operations	$(616,665)	$115,329	$1,300,263
Other comprehensive income (loss)	(82,871)	873,308	973,946
Total comprehensive income (loss)	$(699,536)	$988,637	$2,274,209

ii.

The aggregate amount of the Company’s share of all its individually immaterial joint ventures that are accounted for using the equity method were nil for the years ended December 31, 2018, 2019 and 2020, respectively.

(7)	Other current assets

	As of December 31,
	2019	2020
	NT$	NT$
	(In Thousands)	(In Thousands)
Time deposits with original maturities of over three months to a year	$2,353,066	$14,305,779
Others	6,850,327	2,945,390
Total	$9,203,393	$17,251,169

(8)	Property, Plant and Equipment

2019

a. Assets Used by the Company:

Cost:

	Land	Buildings	Machinery and equipment	Transportation equipment	Furniture and fixtures	Leasehold improvement	Construction in progress and equipment awaiting inspection	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2019	$861,487	$35,681,733	$853,481,220	$66,355	$6,736,916	$53,449	$10,550,763	$907,431,923
Additions	—	—	—	—	—	—	14,579,988	14,579,988
Disposals	—	(4,637)	(8,122,361)	(3,563)	(196,487)	(6,180)	(27,758)	(8,360,986)
Disposal of a subsidiary	—	—	(161,781)	—	—	—	—	(161,781)
Acquisition of a subsidiary	871,700	3,087,585	6,704,236	9	54,978	8,372	739,663	11,466,543
Transfers and reclassifications	—	211,285	20,723,346	3,557	285,891	11,712	(20,179,970)	1,055,821
Exchange effect	(41,064)	(538,378)	(7,077,088)	(449)	(39,174)	(1,470)	(79,170)	(7,776,793)
As of December 31, 2019	$1,692,123	$38,437,588	$865,547,572	$65,909	$6,842,124	$65,883	$5,583,516	$918,234,715

Accumulated Depreciation and Impairment:

	Land	Buildings	Machinery and equipment	Transportation equipment	Furniture and fixtures	Leasehold improvement	Construction in progress and equipment awaiting inspection	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2019	$—	$17,549,256	$714,286,307	$45,434	$5,112,684	$49,580	$5,949	$737,049,210
Depreciation	—	1,542,864	44,307,925	6,105	488,216	2,441	—	46,347,551
Impairment loss	—	—	84,974	—	—	—	—	84,974
Disposals	—	(4,624)	(8,105,713)	(3,563)	(195,766)	(5,371)	(5,949)	(8,320,986)
Disposal of a subsidiary	—	—	(127,455)	—	—	—	—	(127,455)
Transfers and reclassifications	—	—	66,682	—	(325)	514	—	66,871
Exchange effect	—	(136,976)	(4,789,755)	(182)	(21,375)	(1,017)	—	(4,949,305)
As of December 31, 2019	$—	$18,950,520	$745,722,965	$47,794	$5,383,434	$46,147	$—	$770,150,860
Net carrying amount:
As of December 31, 2019	$1,692,123	$19,487,068	$119,824,607	$18,115	$1,458,690	$19,736	$5,583,516	$148,083,855

b. Assets Subject to Operating Leases:

Cost:

	Land	Buildings	Machinery and equipment	Furniture and fixtures	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2019	$452,915	$2,624,569	$207,285	$1,319,985	$4,604,754
Disposals	—	(623)	—	(317)	(940)
Acquisition of a subsidiary	7,051	24,024	—	—	31,075
Transfers and reclassifications	—	—	(81,872)	3,213	(78,659)
Exchange effect	(331)	(10,699)	—	(7,701)	(18,731)
As of December 31, 2019	$459,635	$2,637,271	$125,413	$1,315,180	$4,537,499

Accumulated Depreciation and Impairment:

	Land	Buildings	Machinery and equipment	Furniture and fixtures	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2019	$—	$915,988	$188,881	$1,036,003	$2,140,872
Depreciation	—	106,250	3,827	70,708	180,785
Disposals	—	(334)	—	(317)	(651)
Transfers and reclassifications	—	—	(67,295)	10	(67,285)
Exchange effect	—	(2,868)	—	(3,595)	(6,463)
As of December 31, 2019	$—	$1,019,036	$125,413	$1,102,809	$2,247,258
Net carrying amount:
As of December 31, 2019	$459,635	$1,618,235	$—	$212,371	$2,290,241

2020

a. Assets Used by the Company:

Cost:

	Land	Buildings	Machinery and equipment	Transportation equipment	Furniture and fixtures	Leasehold improvement	Construction in progress and equipment awaiting inspection	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2020	$1,692,123	$38,437,588	$865,547,572	$65,909	$6,842,124	$65,883	$5,583,516	$918,234,715
Additions	—	—	—	—	—	—	26,420,747	26,420,747
Disposals	—	(1,316,833)	(5,305,744)	(10,856)	(169,716)	—	(12,938)	(6,816,087)
Transfers and reclassifications	—	109,586	17,142,065	—	246,622	62	(15,528,464)	1,969,871
Exchange effect	(1,510)	27,169	(5,814,568)	(155)	(10,252)	(2,171)	66,435	(5,735,052)
As of December 31, 2020	$1,690,613	$37,257,510	$871,569,325	$54,898	$6,908,778	$63,774	$16,529,296	$934,074,194

Accumulated Depreciation and Impairment:

	Land	Buildings	Machinery and equipment	Transportation equipment	Furniture and fixtures	Leasehold improvement	Construction in progress and equipment awaiting inspection	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2020	$—	$18,950,520	$745,722,965	$47,794	$5,383,434	$46,147	$—	$770,150,860
Depreciation	—	1,688,455	43,089,767	5,334	513,055	7,894	—	45,304,505
Disposals	—	(788,342)	(5,301,373)	(10,412)	(169,680)	—	—	(6,269,807)
Transfers and reclassifications	—	—	—	—	1,082	(1,924)	—	(842)
Exchange effect	—	655	(5,824,014)	16	(12,552)	(2,154)	—	(5,838,049)
As of December 31, 2020	$—	$19,851,288	$777,687,345	$42,732	$5,715,339	$49,963	$—	$803,346,667
Net carrying amount:
As of December 31, 2020	$1,690,613	$17,406,222	$93,881,980	$12,166	$1,193,439	$13,811	$16,529,296	$130,727,527

b. Assets Subject to Operating Leases:

Cost:

	Land	Buildings	Machinery and equipment	Furniture and fixtures	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2020	$459,635	$2,637,271	$125,413	$1,315,180	$4,537,499
Disposals	—	(179,132)	—	—	(179,132)
Exchange effect	(13)	(6,828)	—	453	(6,388)
As of December 31, 2020	$459,622	$2,451,311	$125,413	$1,315,633	$4,351,979

Accumulated Depreciation and Impairment:

	Land	Buildings	Machinery and equipment	Furniture and fixtures	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2020	$—	$1,019,036	$125,413	$1,102,809	$2,247,258
Depreciation	—	100,454	—	69,425	169,879
Disposals	—	(107,240)	—	—	(107,240)
Exchange effect	—	(4,705)	—	(349)	(5,054)
As of December 31, 2020	$—	$1,007,545	$125,413	$1,171,885	$2,304,843
Net carrying amount:
As of December 31, 2020	$459,622	$1,443,766	$—	$143,748	$2,047,136

In the second quarter of 2019, the Company reclassified SOCIALNEX ITALIA 1 S.R.L (SOCIALNEX), a subsidiary, as a disposal group held for sale. As such, the Company performed an impairment test on the CGU composed of property, plant and equipment before reclassifying the CGU as a single disposal group held for sale. The Company, determined the recoverable amount of the CGU based on the net selling price which was categorized to Level 3 and the impairment test revealed the recoverable amount of the CGU to be less than its carrying amount. Thus, the Company recorded in the other operating income and expenses an impairment loss of NT$85 million for the year ended December 31, 2019, on the CGU to be disposed of from the new business segment. The Company disposed SOCIALNEX in November 2019.

In order to improve operations, reduce fixed costs and obtain the funds required for the company future operation, the subsidiary of new business segment (NEXPOWER) disposed of the building and its facility equipment located in Taichung City in the third quarter of 2020 in accordance with a resolution of the Board of Directors’ meeting.  The disposal gain of NT$1,081 million was recorded in the other operating income and expenses.

Please refer to Note 8 for property, plant and equipment pledged as collateral.

(9)	Leases

The Company leases various properties, such as land (including land use right), buildings, machinery and equipment, transportation equipment and other equipment with lease terms of 1 to 30 years, except for the land use rights with lease term of 50 years. Most lease contracts of land located in R.O.C state that lease payments will be adjusted based on the announced land value. The Company does not have purchase options of leased land at the end of the lease terms.

a. The Company as a lessee

(a) Right-of-use Assets

	As of December 31,
	2019	2020
	NT$	NT$
	(In Thousands)	(In Thousands)
Land (including land use right)	$5,700,136	$5,146,342
Buildings	473,558	352,119
Machinery and equipment	2,092,924	2,227,035
Transportation equipment	12,019	12,252
Other equipment	12,880	10,294
Net	$8,291,517	$7,748,042

	For the years ended December 31,
	2019	2020
	NT$	NT$
Depreciation	(In Thousands)	(In Thousands)
Land (including land use right)	$366,827	$333,402
Buildings	87,572	120,111
Machinery and equipment	180,115	223,120
Transportation equipment	6,001	8,145
Other equipment	4,030	4,531
Total	$644,545	$689,309

i. For the years ended December 31, 2019 and 2020, the Company’s addition to right-of-use assets amounted to NT$264 million and NT$567 million, respectively.

ii.Please refer to Note 8 for right-of-use assets pledged as collateral.

(b) Lease Liabilities

	As of December 31,
	2019	2020
	NT$	NT$
	(In Thousands)	(In Thousands)
Current	$569,957	$550,147
Noncurrent	5,461,068	5,026,717
Total	$6,031,025	$5,576,864

Please refer to Note 6(23) for the interest expenses on the lease liabilities.

b. The Company as a lessor

The Company entered into leases on certain property, plant and equipment which are classified as operating leases as they did not transfer substantially all of the risks and rewards incidental to ownership of the underlying assets. The main contracts are to lease the dormitory to the employees with cancellation clauses. Please refer to Note 6(8) for relevant disclosure of property, plant and equipment for operating leases.

(10)	Intangible Assets

2019

Cost:

	Goodwill	Software	Patents and technology license fees	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2019	$15,012	$1,125,804	$4,511,629	$3,190,116	$8,842,561
Additions	—	1,666,599	806,915	851,679	3,325,193
Write-off	—	(383,745)	(953,128)	(638,815)	(1,975,688)
Disposal of a subsidiary	—	—	—	(93)	(93)
Acquisition of a subsidiary	—	964,903	198,181	155,670	1,318,754
Reclassifications	—	53,661	—	—	53,661
Exchange effect	—	(80,074)	(380,092)	(10,551)	(470,717)
As of December 31, 2019	$15,012	$3,347,148	$4,183,505	$3,548,006	$11,093,671

Accumulated Amortization and Impairment:

	Goodwill	Software	Patents and technology license fees	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2019	$—	$601,649	$2,843,411	$2,405,697	$5,850,757
Amortization	—	760,010	531,790	874,810	2,166,610
Impairment loss	7,398	—	—	—	7,398
Write-off	—	(383,745)	(953,128)	(638,815)	(1,975,688)
Disposal of a subsidiary	—	—	—	(93)	(93)
Reclassifications	—	414	—	—	414
Exchange effect	—	(27,152)	(122,850)	(3,972)	(153,974)
As of December 31, 2019	$7,398	$951,176	$2,299,223	$2,637,627	$5,895,424
Net carrying amount:
As of December 31, 2019	$7,614	$2,395,972	$1,884,282	$910,379	$5,198,247

 2020

Cost:

	Goodwill	Software	Patents and technology license fees	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2020	$15,012	$3,347,148	$4,183,505	$3,548,006	$11,093,671
Additions	—	1,201,288	212,269	862,063	2,275,620
Write-off	—	(312,411)	(11,023)	(915,703)	(1,239,137)
Reclassifications	—	(3,808)	—	—	(3,808)
Exchange effect	—	32,341	145,714	2,886	180,941
As of December 31, 2020	$15,012	$4,264,558	$4,530,465	$3,497,252	$12,307,287

Accumulated Amortization and Impairment:

	Goodwill	Software	Patents and technology license fees	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2020	$7,398	$951,176	$2,299,223	$2,637,627	$5,895,424
Amortization	—	1,363,607	536,953	810,225	2,710,785
Write-off	—	(312,411)	(11,023)	(915,703)	(1,239,137)
Reclassifications	—	841	—	—	841
Exchange effect	—	31,815	26,884	2,762	61,461
As of December 31, 2020	$7,398	$2,035,028	$2,852,037	$2,534,911	$7,429,374
Net carrying amount:
As of December 31, 2020	$7,614	$2,229,530	$1,678,428	$962,341	$4,877,913

The amortization amounts of intangible assets is as follows:

	For the years ended December 31,
	2019	2020
	NT$	NT$
	(In Thousands)	(In Thousands)
Operating costs	$827,596	$866,497
Operating expenses	$1,339,014	$1,844,288

(11)	Short-Term Loans

	As of December 31,
	2019	2020
	NT$	NT$
	(In Thousands)	(In Thousands)
Unsecured bank loans	$8,080,200	$11,057,132
Unsecured other loans	3,935,006	—
Total	$12,015,206	$11,057,132

	For the years ended December 31,
	2018	2019	2020
Interest rates applied	0.00%~4.55%	0.00%~4.55%	0.00%~4.05%

The Company’s unused short-term lines of credit amounted to NT$64,169 million and NT$63,177 million as of December 31, 2019 and 2020, respectively.

(12)	Financial Liabilities at Fair Value through Profit or Loss, Current

	As of December 31,
	2019	2020
	NT$	NT$
	(In Thousands)	(In Thousands)
Forward contracts	$—	$2,326

(13)	Bonds Payable

	As of December 31,
	2019	2020
	NT$	NT$
	(In Thousands)	(In Thousands)
Unsecured domestic bonds payable	$21,200,000	$18,700,000
Unsecured convertible bonds payable	17,729,293	—
Less: Discounts on bonds payable	(147,877)	(9,616)
Total	38,781,416	18,690,384
Less: Current portion	(20,093,825)	(1,999,910)
Net	$18,687,591	$16,690,474

a.	UMC issued domestic unsecured corporate bonds. The terms and conditions of the bonds are as follows:

Term	Issuance date	Issued amount	Coupon rate	Repayment
Seven-year	In mid-March 2013	NT$2,500 million	1.50%	Interest was paid annually and the principal was fully repaid in March 2020.
Seven-year	In mid-June 2014	NT$2,000 million	1.70%	Interest will be paid annually and the principal will be repayable in June 2021 upon maturity.
Ten-year	In mid-June 2014	NT$3,000 million	1.95%	Interest will be paid annually and the principal will be repayable in June 2024 upon maturity.
Five-year	In late March 2017	NT$6,200 million	1.15%	Interest will be paid annually and the principal will be repayable in March 2022 upon maturity.
Seven-year	In late March 2017	NT$2,100 million	1.43%	Interest will be paid annually and the principal will be repayable in March 2024 upon maturity.
Five-year	In early October 2017	NT$2,000 million	0.94%	Interest will be paid annually and the principal will be repayable in October 2022 upon maturity.
Seven-year	In early October 2017	NT$3,400 million	1.13%	Interest will be paid annually and the principal will be repayable in October 2024 upon maturity.

b.

On May 18, 2015, UMC issued SGX-ST listed currency linked zero coupon convertible bonds. In accordance with IAS 32 “Financial Instruments: Presentation”, the value of the conversion right of the convertible bonds was determined at issuance and recognized in additional paid-in capital-stock options amounting to NT$1,894 million, after reduction of issuance costs amounting to NT$9 million. The effective interest rate on the liability component of the convertible bonds was determined to be 2.03%. The terms and conditions of the bonds are as follows:

i.	Issue Amount: US$600 million
ii.	Period: May 18, 2015 ~ May 18, 2020 (Maturity date)
iii.	Redemption:
(i)

UMC may redeem the bonds, in whole or in part, after 3 years of the issuance and prior to the maturity date, at the principal amount of the bonds with an interest calculated at the rate of -0.25% per annum (the Early Redemption Amount) if the closing price of the ordinary shares of UMC on the TWSE, for a period of 20 out of 30 consecutive trading days, the last of which occurs not more than 5 days prior to the date upon which notice of such redemption is published, is at least 125% of the conversion price. The Early Redemption Price will be converted into NTD based on the Fixed Exchange Rate (NTD 30.708=USD 1.00), and this fixed NTD amount will be converted using the prevailing rate at the time of redemption for payment in USD.

(ii)	UMC may redeem the bonds, in whole, but not in part, at the Early Redemption Amount if at least 90% in principal amount of the bonds has already been converted, redeemed or repurchased and cancelled.
(iii)

UMC may redeem all, but not part, of the bonds, at the Early Redemption Amount at any time, in the event of certain changes in the R.O.C.’s tax rules which would require UMC to gross up for payments of principal, or to gross up for payments of interest or premium.

(iv)	All or any portion of the bonds will be redeemable at Early Redemption Amount at the option of bondholders on May 18, 2018 at 99.25% of the principal amount.
(v)	Bondholders have the right to require UMC to redeem all of the bonds at the Early Redemption Amount if UMC’s ordinary shares cease to be listed on the Taiwan Stock Exchange.
(vi)

In the event that a change of control as defined in the indenture of the bonds occurs to UMC, the bondholders shall have the right to require UMC to redeem the bonds, in whole but not in part, at the Early Redemption Amount.

iv.	Terms of Conversion:
(i)	Underlying Securities: Ordinary shares of UMC
(ii)

Conversion Period: The bonds are convertible at any time on or after June 28, 2015 and prior to May 8, 2020, into UMC ordinary shares; provided, however, that if the exercise date falls within 5 business days from the beginning of, and during, any closed period, the right of the converting holder of the bonds to vote with respect to the shares it receives will be subject to certain restrictions.

(iii)

Conversion Price and Adjustment: The conversion price was originally NT$17.50 per share. The conversion price will be subject to adjustments upon the occurrence of certain events set out in the indenture.

v.	Conversion of Bonds:

The last conversion date of the bonds was on March 31, 2020. For the years ended December 31, 2019 and 2020, the outstanding principal amount of the convertible bonds totaling US$15 million and US$215 million had been converted into 33 million shares and 465 million shares, respectively.

Upon the maturity date of May 18, 2020, UMC fully redeemed the remaining unconverted bonds at 98.76% of the principal amount. The Principal amount of redemption amounted to US$369 million.  UMC reclassified cancelled convertible rights of NT$1,166 million from additional paid in capital-stock options to additional paid in capital-others.

(14)Long-Term Loans

a. Details of long-term loans as of December 31, 2019 and 2020 were as follows:

	As of December 31,
Lenders	2019	2020	Redemption
	NT$	NT$
	(In Thousands)	(In Thousands)
Secured Long-Term Loan from Mega International Commercial Bank (1)	$3,827	$1,640	Effective July 3, 2017 to July 5, 2021. Interest-only payment for the first year. Principal is repaid in 17 quarterly payments with monthly interest payments.
Secured Long-Term Loan from Mega International Commercial Bank (2)	10,380	19,464	Effective October 24, 2019 to October 24, 2024. Interest- only payment for the first year. Principal is repaid in 17 quarterly payments with monthly interest payments.
Secured Long-Term Loan from Taiwan Cooperative Bank (1)	1,288	—	Effective August 10, 2015 to August 10, 2020. Interest- only payment for the first year. Principal is repaid in 17 quarterly payments with monthly interest payments.
Secured Long-Term Loan from Taiwan Cooperative Bank (2)	71,351	59,459	Effective October 19, 2015 to October 19, 2025. Interest-only payment for the first year. Principal is repaid in 37 quarterly payments with monthly interest payments.
Secured Long-Term Loan from Taiwan Cooperative Bank (3)	29,896	21,146	Repayable monthly from May 31, 2019 to May 31, 2023 with monthly interest payments.
Secured Long-Term Loan from Taiwan Cooperative Bank (4)	—	56,000	Repayable monthly from September 13, 2020 to August 13, 2025 with monthly interest payments.
Secured Long-Term Loan from Taiwan Cooperative Bank (5)	—	28,965	Repayable monthly from November 29, 2020 to August 29, 2025 with monthly interest payments.
Secured Syndicated Loans from China Development Bank and 6 others (Note A)	26,892,457	22,236,343	Effective October 20, 2016 to October 20, 2024. Interest- only payment for the first and the second year. Principal is repaid in 13 semi-annual payments with semi-annual interest payments.
Unsecured Long-Term Loan from ICBC Bank	1,744,975	1,702,589	Effective September 20, 2019 to September 9, 2021, Interest-only payment for the semi-annually year. Principal is repaid in 4 semi-annual payments with quarterly interest payments.
Unsecured Long-Term Loan from CTBC Bank	747,900	—	Settlement beforehand on September 28, 2020 with monthly interest payments.
Unsecured Long-Term Loan from Xiamen Bank	—	440,500

Effective November 24, 2020 to May 24, 2022.  Interest-

   only payment for the first semi-annually year.  The

   principal will be repaid semi-annually of RMB 0.1 million

   and the remaining principal will be repaid once at

   maturity, and the interest will be paid monthly.

Unsecured Long-Term Loan from Bank of Taiwan	—	2,000,000	Effective March 10, 2022 to December 10, 2024. Principal is repaid in 12 quarterly payments with monthly interest payments.
Unsecured Long-Term Loan from Taiwan Cooperative Bank	—	2,000,000	Effective May 5, 2023 to May 5, 2025. Principal is repaid in 9 quarterly payments with monthly interest payments.
Unsecured Revolving Loan from Mega International Commercial Bank (Note B)	2,000,000	1,500,000	Repayable semi-annually from October 16, 2020 to April 16, 2022 with monthly interest payments.
Unsecured Revolving Loan from Taipei Fubon Bank (Note C)	—	700,000	Repayable annually from August 9, 2021 to August 9, 2023 with monthly interest payments.
Unsecured Revolving Loan from Chang Hwa Commercial Bank (Note D)	2,400,000	1,000,000	Repayable quarterly from October 27, 2021 to October 27, 2022 with monthly interest payments.
Unsecured Revolving Loan from KGI Bank (Note E)	—	1,000,000	Repayable annually from December 11, 2021 to December 11, 2023 with monthly interest payments.
Unsecured Revolving Loan from First Commercial Bank (Note F)	—	300,000	Settlement due on May 15, 2025 with monthly interest payments.
Subtotal	33,902,074	33,066,106
Less: Current portion	(4,701,775)	(24,985,168)
Total	$29,200,299	$8,080,938

	For the years ended December 31,
	2018	2019	2020
Interest rates applied	0.99%~5.56%	0.55%~5.56%	0.84%~4.67%

Note A:

USCXM, the subsidiary of UMC failed to comply with the loan covenant to maintain its financial ratio at certain level and therefore the loan is reclassified to current liabilities.  USCXM has notified the bank and executed the exemption application process.  The exemption has been obtained as of April 21, 2021.

Note B:

UMC entered into a 5-year loan agreement with Mega International Commercial Bank, effective from October 17, 2016. The agreement offered UMC a revolving line of credit of NT$3 billion. This line of credit will be reduced starting from the end of the two years and six months after the first use and every six months thereafter, with a total of six adjustments. The expiration date of the agreement is April 16, 2022. As of December 31, 2019 and 2020, the unused line of credit were NT$0.5 billion and nil, respectively.

Note C:

UMC entered into a 5-year loan agreement with Taipei Fubon Bank, effective from February 9, 2018.  The agreement offered UMC a revolving line of credit of NT$2 billion.  This line of credit will be reduced starting from the end of the two years after the first use and every twelve months thereafter, with a total of four adjustments.  The expiration date of the agreement is August 9, 2023.  As of December 31, 2019 and 2020, the unused line of credit were NT$2 billion and NT$0.8 billion, respectively.

Note D:

UMC entered into a 5-year loan agreement with Chang Hwa Commercial Bank, effective from November 2, 2016. The agreement offered UMC a revolving line of credit of NT$3 billion. This line of credit will be reduced starting from the end of the third year after the first use and every three months thereafter, with a total of nine adjustments. The expiration date of the agreement is October 27, 2022. As of December 31, 2019 and 2020, the unused line of credit were NT$0.6 billion and NT$1.7 billion, respectively.

Note E:

UMC entered into a 5-year loan agreement with KGI Commercial Bank, effective from September 11, 2018.  The agreement offered UMC a revolving line of credit of NT$2.5 billion.  This line of credit will be reduced starting from the end of the second year after the first use and every twelve months thereafter, with a total of four adjustments.  The expiration date of the agreement is December 11, 2023.  As of December 31, 2019 and 2020, the unused line of credit were NT$2.5 billion and NT$1 billion, respectively.

Note F:

First Commercial Bank approved the 1-year credit loan on December 30, 2019, which offered UMC a revolving line of credit of NT$2 billion starting from the approval date to December 30, 2020.  As of December 31, 2019 and 2020, the unused line of credit were NT$2 billion and nil, respectively.

b.	Please refer to Note 8 for property, plant and equipment and right-of-use assets pledged as collateral for long- term loans.
c.

In 2014, UMC resolved to provide endorsement for NEXPOWER’s syndicated loan from banks including Bank of Taiwan. The maximum balance for the year ended December 31, 2019 was NT$2,448 million. As of December 31, 2019, the actual amount provided was NT$748 million.

d.

In 2016, HJ resolved to provide endorsement for USCXM’s syndicated loan from banks including China Development Bank. The maximum balance for the years ended December 31, 2019 and 2020 were NT$8,832 million and NT$8,362 million, respectively. As of December 31, 2019 and 2020, the actual amount provided were NT$3,914 million and NT$4,564 million, respectively.

e.

In 2017, UMC resolved to provide endorsement for USCXM’s syndicated loan from banks including China Development Bank. The maximum balance for the years ended December 31, 2019 and 2020 were US$464 million and US$371 million/RMB¥1.97 billion, respectively. As of December 31, 2019 and 2020, the actual amount provided were NT$13,696 million and NT$10,350 million, respectively.

(15)	Post-Employment Benefits
a.	Defined contribution plan

The employee pension plan under the Labor Pension Act of the R.O.C. is a defined contribution plan. Pursuant to the plan, UMC and its domestic subsidiaries make monthly contributions of 6% based on each individual employee’s salary or wage to employees’ pension accounts. Pension benefits for employees of the Singapore branch and subsidiaries overseas are provided in accordance with the local regulations. Total pension expenses of NT$1,339 million, NT$1,369 million and NT$1,478 million are contributed by the Company for the years ended December 31, 2018, 2019 and 2020, respectively.

b.	Defined benefit plan

The employee pension plan mandated by the Labor Standards Act of the R.O.C. is a defined benefit plan. The pension benefits are disbursed based on the units of service years and average monthly salary prior to retirement according to the Labor Standards Act. Two units per year are awarded for the first 15 years of services while one unit per year is awarded after the completion of the 15th year and the total units will not exceed 45 units. The Company contributes an amount equivalent to 2% of the employees’ total salaries and wages on a monthly basis to the pension fund deposited with the Bank of Taiwan under the name of a pension fund supervisory committee. The pension fund is managed by the government’s designated authorities and therefore is not included in the Company’s consolidated financial statements. For the years ended December 31, 2018, 2019 and 2020, total pension expenses of NT$69 million, NT$59 million and NT$40 million, respectively, were recognized by the Company.

i.	Movements in present value of defined benefit obligation during the year:

	For the years ended December 31,
	2019	2020
	NT$	NT$
	(In Thousands)	(In Thousands)
Defined benefit obligation at beginning of year	$(5,620,509)	$(5,411,069)
Items recognized as profit or loss:
Service cost	(21,043)	(13,090)
Interest cost	(51,146)	(36,254)
Subtotal	(72,189)	(49,344)
Remeasurements recognized in other comprehensive income (loss):
Arising from changes in financial assumptions	(114,976)	(173,615)
Experience adjustments	180,095	(70,461)
Subtotal	65,119	(244,076)
Benefits paid	216,510	142,490
Defined benefit obligation at end of year	$(5,411,069)	$(5,561,999)

ii.	Movements in fair value of plan assets during the year:

	For the years ended December 31,
	2019	2020
	NT$	NT$
	(In Thousands)	(In Thousands)
Beginning balance of fair value of plan assets	$1,453,335	$1,385,696
Items recognized as profit or loss:
Interest income on plan assets	13,225	9,284
Contribution by employer	94,362	95,360
Benefits paid	(216,510)	(142,490)
Remeasurements recognized in other comprehensive income (loss):
Return on plan assets, excluding amounts included in interest income	41,284	51,495
Fair value of plan assets at end of year	$1,385,696	$1,399,345

The actual returns on plan assets of the Company for the years ended December 31, 2019 and 2020 were NT$55 million and NT$61 million, respectively.

iii.	The defined benefit plan recognized on the consolidated balance sheets is as follows:

	As of December 31,
	2019	2020
	NT$	NT$
	(In Thousands)	(In Thousands)
Present value of the defined benefit obligation	$(5,411,069)	$(5,561,999)
Fair value of plan assets	1,385,696	1,399,345
Funded status	(4,025,373)	(4,162,654)
Net defined benefit liabilities, noncurrent recognized on the consolidated balance sheets	$(4,025,373)	$(4,162,654)

iv.	The major categories of plan assets as a percentage of the fair value of the total plan assets are as follows:

	As of December 31,
	2019	2020
Cash	21%	16%
Equity instruments	45%	48%
Debt instruments	24%	25%
Others	10%	11%

Employee pension fund is deposited under a trust administered by the Bank of Taiwan. The overall expected rate of return on assets is determined based on historical trend and actuaries’ expectations on the assets’ returns in the market over the obligation period. Furthermore, the utilization of the fund is determined by the labor pension fund supervisory committee, which also guarantees the minimum earnings to be no less than the earnings attainable from interest rates offered by local banks for two-year time deposits.

v.	The principal underlying actuarial assumptions are as follows:

	As of December 31,
	2019	2020
Discount rate	0.67%	0.29%
Rate of future salary increase	3.50%	3.50%

vi.	Expected future benefit payments is as follows:

Year	As of December 31, 2020
NT$
(In Thousands)
2021	$300,260
2022	329,681
2023	348,862
2024	387,002
2025	423,810
2026 and thereafter	3,910,413
Total	$5,700,028

The Company expects to make pension fund contribution of NT$517 million in 2021. The weighted-average durations of the defined benefit obligation are both 9 years as of December 31, 2019 and 2020.

vii.	Sensitivity analysis:

As of December 31, 2019
	Discount rate		Rate of future salary increase
	0.5% increase	0.5% decrease	0.5% increase	0.5% decrease
	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Decrease (increase) in defined benefit obligation	$235,666	$(251,131)	$(215,694)	$205,388

As of December 31, 2020
	Discount rate		Rate of future salary increase
	0.5% increase	0.5% decrease	0.5% increase	0.5% decrease
	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Decrease (increase) in defined benefit obligation	$226,798	$—	$(204,390)	$195,078

The sensitivity analyses above have been determined based on a method that extrapolates the impact on the net defined benefit obligation as a result of reasonable changes in key assumptions occurring at the end of the reporting period.

(16)	Deferred Government Grants

	As of December 31,
	2019	2020
	NT$	NT$
	(In Thousands)	(In Thousands)
Beginning balance	$17,480,904	$13,551,553
Arising during the period	617,685	578,844
Recorded in profit or loss:
Other operating income	(4,062,148)	(3,994,818)
Exchange effect	(484,888)	71,530
Ending balance	$13,551,553	$10,207,109
Current	$3,780,579	$3,836,211
Noncurrent	9,770,974	6,370,898
Total	$13,551,553	$10,207,109

The significant government grants related to equipment acquisitions received by the Company are amortized as income over the useful lives of related equipment and recorded in the net other operating income and expenses.

(17)	Refund Liabilities (classified under other current liabilities)

	As of December 31,
	2019	2020
	NT$	NT$
	(In Thousands)	(In Thousands)
Refund liabilities	$2,078,075	$1,252,451

(18)	Equity
a.	Capital stock:
i.

UMC had 26,000 million common shares authorized to be issued as of December 31, 2019 and 2020, of which 11,724 million shares and 12,422 million shares were issued as of December 31, 2019 and 2020, respectively, each at a par value of NT$10.

ii.

UMC had 138 million and 127 million ADSs, which were traded on the NYSE as of December 31, 2019 and 2020, respectively. The total number of common shares of UMC represented by all issued ADSs were 692 million shares and 636 million shares as of December 31, 2019 and 2020, respectively. One ADS represents five common shares.

iii.

On March 11, 2019, UMC cancelled 300 million shares of treasury stock, which were repurchased during the period from November 7, 2018 to January 4, 2019 for the purpose of maintaining UMC’s credit and its stockholders’ rights and interests.

iv.

On June 28, 2019, UMC cancelled 400 million shares of treasury stock, which were repurchased during the period from May 13 to June 13, 2016 for the purpose of transferring to employees, and repurchased during the period from April 26 to June 13, 2019 for the purpose of maintaining UMC’s credit and its stockholders’ rights and interests.

v.	Please refer to Note 6(13) for the Company’s conversion of unsecured convertible bonds into ordinary shares of UMC for the years ended December 31, 2019 and 2020, respectively.
vi.

On September 1, 2020, UMC issued restricted stocks for its employees in a total of 200 million shares with a par value of NT$10 each.  The issuance was approved by the competent authority and the registration was completed.  Please refer to Note 6(19) for the information of restricted stocks.

b.	Treasury stock:
i.

UMC carried out a treasury stock program and repurchased its shares from the centralized securities exchange market. The purpose for the repurchase and changes in treasury stock during the years ended December 31, 2019 and 2020 were as follows:

For the year ended December 31, 2019

(In thousands of shares)

Purpose	As of January 1, 2019	Increase	Decrease	As of December 31, 2019
For transfer to employees	200,000	—	200,000	—
To maintain UMC’s credit and stockholders’ rights and interests	280,000	220,000	500,000	—
	480,000	220,000	700,000	—

For the year ended December 31, 2020

(In thousands of shares)

Purpose	As of January 1, 2020	Increase	Decrease	As of December 31, 2020
For transfer to employees	—	105,000	105,000	—

ii.

According to the Securities and Exchange Law of the R.O.C., the total shares of treasury stock shall not exceed 10% of UMC’s issued stock, and the total purchase amount shall not exceed the sum of the retained earnings, additional paid-in capital-premiums and realized additional paid-in capital. As of December 31, 2019 and 2020, the treasury stock held by UMC did not exceed the threshold.

iii.

In compliance with Securities and Exchange Law of the R.O.C., treasury stock held by the parent company should not be pledged, nor should it be entitled to voting rights or receiving dividends. Stock held by subsidiaries and associates is treated as treasury stock. According to the Company Act of R.O.C., these subsidiaries have the same rights as other stockholders except for subscription to new stock issuance and voting rights.

iv.

As of December 31, 2019 and 2020, UMC’s subsidiary, FORTUNE VENTURE CAPITAL CORP. (FORTUNE), held 16 million shares of UMC’s stock, while UMC’s associate, HSUN CHIEH INVESTMENT CO., LTD. (HSUN CHIEH), held 441 million shares of UMC’s stock and UMC’s associate, YANN YUAN INVESTMENT CO., LTD. (YANN YUAN), respectively held 200 million shares and 201 million shares of UMC’s stock. HSUN CHIEH measured UMC’s stock as financial assets at fair value through profit or loss while FORTUNE and YANN YUAN measured UMC’s stock as financial assets at fair value through other comprehensive income. The closing prices of UMC’s stock on December 31, 2019 and 2020 were NT$16.45 and NT$47.15, respectively.

c.	Retained earnings and dividend policies:

According to UMC’s Articles of Incorporation, current year’s earnings, if any, shall be distributed in the following order:

i.	Payment of taxes.
ii.	Making up loss for preceding years.
iii.	Setting aside 10% for legal reserve, except for when accumulated legal reserve has reached UMC’s paid-in capital.
iv.	Appropriating or reversing special reserve by government officials or other regulations.
v.

The remaining, if applicable, may be distributed preferentially as preferred shares dividends for the current year, and if there is still a remaining balance, in addition to the previous year’s unappropriated earnings, UMC shall distribute it according to the distribution plan proposed by the Board of Directors according to the dividend policy and submitted to the stockholders’ meeting for approval.

Because UMC conducts business in a capital intensive industry and continues to operate in its growth phase, the dividend policy of UMC shall be determined pursuant to factors such as the investment environment, its funding requirements, domestic and overseas competitive landscape and its capital expenditure forecast, as well as stockholders’ interest, balancing dividends and UMC’s long-term financial planning. The Board of Directors shall propose the distribution plan and submit it to the stockholders’ meeting every year. The distribution of stockholders’ dividend shall be allocated as cash dividend in the range of 20% to 100%, and stock dividend in the range of 0% to 80%.

According to the regulations of Taiwan Financial Supervisory Commission (FSC), UMC is required to appropriate a special reserve in the amount equal to the sum of debit elements under equity, such as unrealized loss on financial instruments and debit balance of exchange differences on translation of foreign operations, at every year-end. Such special reserve is prohibited from distribution. However, if any of the debit elements is reversed, the special reserve in the amount equal to the reversal may be released for earnings distribution or offsetting accumulated deficits.

The appropriation of earnings for 2019 was approved by the stockholders’ meeting held on June 10, 2020, while the appropriation of earnings for 2020 was approved by the Board of Directors’ meeting on February 24, 2021. The details of appropriation are as follows:

	Appropriation of earnings (in thousand NT dollars)		Cash dividend per share (NT dollars)
	2019	2020	2019	2020
Legal reserve	$963,947	$3,197,890
Special reserve	(3,491,626)	(2,857,666)
Cash dividends	9,765,155	19,875,842	$0.75	$1.60

The aforementioned 2019 appropriation approved by stockholders’ meeting was consistent with the resolutions of the Board of Directors meeting held on April 27, 2020.

The cash dividend per share for 2019 was adjusted to NT$0.80395653 per share. The adjustment was made for the net decrease in outstanding common shares due to the share repurchase program and the conversion of convertible bonds into ordinary shares of UMC.

The appropriation of the 2020 unappropriated retained earnings has not yet been approved by the stockholder’s meeting as of the reporting date. Information relevant to the Board of Directors’ meeting recommendations and stockholders’ meeting approval can be obtained from the “Market Observation Post System” on the website of the TWSE.

Please refer to Note 6(21) for information on the employees and directors’ compensation.

d.	Non-controlling interests:

	For the years ended December 31,
	2018	2019	2020
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Beginning balance	$956,808	$466,768	$410,065
Impact of retroactive applications of IFRS 15	1,597	—	—
Adjusted balance as of January 1	958,405	466,768	410,065
Attributable to non-controlling interests:
Net loss	(4,429,938)	(3,578,847)	(2,009,077)
Other comprehensive income (loss)	(103,894)	(15,213)	126,653
Disposal of subsidiaries	(7,074)	—	(51,565)
The differences between the fair value of the consideration paid or received from acquiring or disposing subsidiaries and the carrying amounts of the subsidiaries	—	—	106,879
Changes in subsidiaries’ ownership	(278,613)	24,740	(10,331)
Non-controlling interests	—	—	(551,608)
Derecognition of the non-controlling interests	4,327,882	3,512,617	2,092,340
Ending balance	$466,768	$410,065	$113,356

(19)	Share-Based Payment

a. Treasury stock plan for employees

In August 2018, the Company executed a compensation plan to offer 200 million shares of treasury stock to qualified employees of UMC.  The compensation cost for the share-based payment was measured at fair value, having recognized in expense the difference between the closing quoted market price of the shares at the grant date and the cash received from employees.  The closing quoted market price of the Company’s shares on the grant date was NT$16.95 per share.  For the stocks vested on the date of grant, the Company recognized the entire compensation cost once granted, whereas for the stocks with requisite service conditions to vest at the end of one or two years from the date of grant, the Company recognizes the compensation cost over the vesting period in which the services conditions are fulfilled, together with a corresponding increase in equity.  For the years ended December 31, 2018, 2019 and 2020, the compensation cost of NT$696 million, NT$366 million and NT$107 million, respectively, were recognized in expenses by the Company.

In September 2020, the Company executed a compensation plan to offer 105 million shares of treasury stock to qualified employees of the Company. The compensation cost for the share-based payment was measured at fair value, having recognized in expense the difference between the closing quoted market price of the shares at the grant date and the cash received from employees. The closing quoted market price of the Company’s shares on the grant date was NT$21.45 per share. For the stocks vested on the date of grant, the Company recognized the entire compensation cost once granted, whereas for the stocks with requisite service conditions to vest at the end of one  year from the date of grant, the Company recognizes the compensation cost over the period in which the services conditions are fulfilled, together with a corresponding increase in equity. For the year ended December 31, 2020, the compensation cost of NT$348 million was recognized in expenses by the Company.

b. Restricted stock plan for employees

On June 10, 2020, the stockholders approved a compensation plan in their meeting to issue restricted stocks to qualified employees of UMC without consideration.  The maximum shares to be issued are 233 million common shares. The Company is authorized to issue restricted stocks in one tranche or in installments, under the custody of trust institution, within one year from the date of receiving the effective registration from the competent authority.  The issuance plan was authorized for effective registration by the Securities and Futures Bureau of the FSC and accordingly, 200 million shares of restricted stock for employees were issued without consideration on September 1, 2020.  The life of the plan is four years.  Beginning from the end of two years since the date of grant, those employees who fulfill both service period and performance conditions set by the Company are gradually eligible to the vested restricted stocks at certain percentage and time frame. For those employees who fail to fulfill the vesting conditions, the Company will recall and cancel their stocks without consideration.  During the vesting period, the restricted stock holders are entitled the same rights as those of common stock holders including the right to receive dividends, but are restricted to sell, pledge, set guarantee, transfer, grant, or dispose the restricted stocks in any other ways.  Related information can be obtained from the “Market Observation Post System” on the website of the TWSE.

The compensation cost for the equity-settled share-based payment was measured at fair value based on the closing quoted market price of the shares on the grant date, NT$21.8 per share.  The unvested restricted stocks issued on the grant date for employees are recognized in unearned employee compensation as a transitional contra equity account and such account shall be amortized as compensation expense over the vesting period.  For the year ended December 31, 2020, the compensation cost of NT$504 million was recognized in expenses by the Company.

c. Stock appreciation right plan for employees

In September 2020, the Company executed a compensation plan to grant 26 million units of cash-settled stock appreciation right to qualified employees of the Company without consideration.  One unit of stock appreciation right to employees represents a right to the intrinsic value of one common share of UMC.  The life of the plan is four years.  Beginning from the end of two years since the date of grant, those employees who fulfill both service period and performance conditions set by the Company are gradually eligible to the vested stock appreciation right at certain percentage and time frame.  For those employees who fail to fulfill the vesting conditions, the Company will withdraw their rights without consideration. During the vesting period, the holders of the stock appreciation right are not entitled the same rights as those of common stock holders of UMC.

The compensation cost for the cash-settled share-based payment was measured at fair value on the grant date by using Black-Scholes Option Pricing Model and will be remeasured at the end of each reporting period until settlement.  The assumptions used are as below:

As of December 31, 2020
Share price of measurement date (NT$/ per share)	$47.15
Expected volatility	33.71%~37.64%
Expected life	1.67~3.67 years
Expected dividend yield	4.73%
Risk-free interest rate	0.14%~0.19%

For the year ended December 31, 2020, the compensation cost of NT$80 million was recognized in expenses by the Company.  As of December 31, 2020, the liabilities for stock appreciation right recognized amounted to NT$81 million.  The intrinsic value for the liabilities of vested rights was nil.

(20)	Operating Revenues
a.	Disaggregation of revenue
i.	By product

	For the years ended December 31,
	2018	2019	2020
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Wafer	$142,550,304	$142,625,019	$169,885,201
Others	8,702,267	5,576,622	6,935,713
Total	$151,252,571	$148,201,641	$176,820,914

ii.	By geography

	For the years ended December 31,
	2018	2019	2020
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Taiwan	$55,092,681	$53,966,435	$65,003,509
Singapore	24,820,196	23,979,343	26,054,856
China (includes Hong Kong)	18,504,881	19,115,188	22,629,388
Japan	5,896,313	9,855,772	15,363,352
USA	23,555,105	19,957,615	24,546,963
Europe	12,527,894	6,900,339	6,416,235
Others	10,855,501	14,426,949	16,806,611
Total	$151,252,571	$148,201,641	$176,820,914

The geographic breakdown of the Company’s operating revenues was based on the location of the Company’s customers.

iii.	By operating segments

	For the year ended December 31, 2018
	Wafer Fabrication	New Business	Subtotal	Adjustment and Elimination	Consolidated
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Revenue from contracts with customers	$151,023,932	$247,929	$151,271,861	$(19,290)	$151,252,571
The timing of revenue recognition:
At a point in time	$146,247,350	$247,929	$146,495,279	$(19,290)	$146,475,989
Over time	4,776,582	—	4,776,582	—	4,776,582
Total	$151,023,932	$247,929	$151,271,861	$(19,290)	$151,252,571

	For the year ended December 31, 2019
	Wafer Fabrication	New Business	Subtotal	Adjustment and Elimination	Consolidated
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Revenue from contracts with customers	$148,123,306	$78,335	$148,201,641	$—	$148,201,641
The timing of revenue recognition:
At a point in time	$146,978,700	$78,335	$147,057,035	$—	$147,057,035
Over time	1,144,606	—	1,144,606	—	1,144,606
Total	$148,123,306	$78,335	$148,201,641	$—	$148,201,641

	For the year ended December 31, 2020
	Wafer Fabrication	New Business	Subtotal	Adjustment and Elimination	Consolidated
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Revenue from contracts with customers	$176,810,702	$14,893	$176,825,595	$(4,681)	$176,820,914
The timing of revenue recognition:
At a point in time	$174,481,824	$14,893	$174,496,717	$(4,681)	$174,492,036
Over time	2,328,878	—	2,328,878	—	2,328,878
Total	$176,810,702	$14,893	$176,825,595	$(4,681)	$176,820,914

b.	Contract balances
i.	Contract assets, current

	As of January 1,	As of December 31,
	2019	2019	2020
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Sales of goods and services	$486,184	$599,491	$625,222
Less: Loss allowance	(393,974)	(385,248)	(367,381)
Net	$92,210	$214,243	$257,841

The loss allowance was assessed by the Company primarily at an amount equal to lifetime expected credit losses. The loss allowance was mainly resulted from the indictment filed by the United States Department of Justice (DOJ) against UMC related to the joint technology development agreement. Please refer to Note 9(6).

ii.	Contract liabilities

	As of January 1,	As of December 31,
	2019	2019	2020
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Sales of goods and services	$932,371	$1,470,195	$2,497,469
Current	$932,371	$988,115	$2,040,989
Noncurrent	—	482,080	456,480
Total	$932,371	$1,470,195	$2,497,469

The movement of contract liabilities is mainly caused by the timing difference of the satisfaction of a performance of obligation and the consideration received from customers.

The Company recognized NT$616 million and NT$706 million, respectively, in revenues from the contract liabilities balance at the beginning of the period as performance obligations were satisfied for the years ended December 31, 2019 and 2020.

c.

The Company’s transaction price allocated to unsatisfied performance obligations amounted to NT$2,987 million and NT$2,759 million as of December 31, 2019 and 2020, respectively. The Company will recognize revenue as the Company satisfies its performance obligations over time that aligns with progress toward completion of a contract in the future. As of the report date, the progress cannot be reliably estimated primarily due to the suspension as disclosed in Note 9(6). The estimate of the transaction price does not include any estimated amounts of variable consideration that are constrained.

d.	Asset recognized from costs to fulfill a contract with customer

As of December 31, 2019 and 2020, the Company recognized costs to fulfill engineering service contracts eligible for capitalization as other current assets which amounted to NT$560 million and NT$549 million, respectively. Subsequently, the Company will expense from costs to fulfill a contract to operating costs when the related obligations are satisfied.

(21)	Operating Costs and Expenses

The Company’s employee benefit, depreciation and amortization expenses are summarized as follows:

	For the years ended December 31,
	2018			2019			2020
	Operating costs	Operating expenses	Total	Operating costs	Operating expenses	Total	Operating costs	Operating expenses	Total
	NT$			NT$			NT$
	(In Thousands)			(In Thousands)			(In Thousands)
Employee benefit expenses
Salaries	$17,694,175	$7,780,063	$25,474,238	$17,109,432	$7,712,792	$24,822,224	$20,367,325	$9,412,151	$29,779,476
Labor and health insurance	882,671	376,556	1,259,227	911,037	395,571	1,306,608	1,061,848	452,848	1,514,696
Pension	1,065,176	342,565	1,407,741	1,066,877	361,281	1,428,158	1,138,429	379,298	1,517,727
Other employee Benefit expenses	289,395	111,734	401,129	303,358	124,631	427,989	274,838	121,858	396,696
Depreciation	47,086,993	2,689,314	49,776,307	45,068,673	1,841,954	46,910,627	43,969,732	1,926,226	45,895,958
Amortization	880,967	1,219,163	2,100,130	848,214	1,368,440	2,216,654	895,732	1,848,651	2,744,383

According to UMC’s Articles of Incorporation, the employees and directors’ compensation shall be distributed in the following order:

UMC shall allocate no less than 5% of profit as employees’ compensation and no more than 0.2% of profit as directors’ compensation for each profitable fiscal year after offsetting any cumulative losses. The aforementioned employees’ compensation will be distributed in shares or cash. The employees of UMC’s subsidiaries who fulfill specific requirements stipulated by the Board of Directors may be granted such compensation. Directors may only receive compensation in cash. UMC may, by a resolution adopted by a majority vote at a meeting of the Board of Directors attended by two-thirds of the total number of directors, distribute the aforementioned employees and directors’ compensation and report to the stockholders’ meeting for such distribution.

The Company recognizes the employees and directors’ compensation in the profit or loss during the periods when earned for the years ended December 31, 2018, 2019 and 2020. The Board of Directors estimates the amount by taking into consideration the Articles of Incorporation, government regulations and industry averages. If the Board of Directors resolves to distribute employee compensation through stock, the number of stock distributed is calculated based on total employee compensation divided by the closing price of the day before the Board of Directors meeting. If the Board of Directors subsequently modifies the estimates significantly, the Company will recognize the change as an adjustment in the profit or loss in the subsequent period.

The distributions of employees and directors’ compensation for 2018 and 2019 were reported to the stockholders’ meeting on June 12, 2019 and June 10, 2020, respectively, while the distributions of employees and directors’ compensation for 2020 were approved through the Board of Directors meeting on February 24, 2021. The details of distribution are as follows:

	2018	2019	2020
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Employees’ compensation – Cash	$1,400,835	$1,132,952	$2,581,675
Directors’ compensation	7,624	10,259	32,369

The aforementioned employees and directors’ compensation for 2018 and 2019 reported during the stockholders’ meeting were consistent with the resolutions of the Board of Directors meeting held on March 6, 2019 and February 26, 2020, respectively.

Information relevant to the aforementioned employees and directors’ compensation can be obtained from the “Market Observation Post System” on the website of the TWSE.

(22)	Net Other Operating Income and Expenses

	For the years ended December 31,
	2018	2019	2020
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Government grants	$5,220,746	$5,366,907	$5,179,643
Rental income from property	199,505	200,351	198,860
Gain on disposal of property, plant and equipment	136,743	43,036	1,137,320
Impairment loss
Property, plant and equipment	—	(84,974)	—
Goodwill	—	(7,398)	—
Others	(440,110)	(335,760)	(261,933)
Total	$5,116,884	$5,182,162	$6,253,890

(23)	Non-Operating Income and Expenses
a.	Other gains and losses

	For the years ended December 31,
	2018	2019	2020
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Gain (loss) on valuation of financial assets and liabilities at fair value through profit or loss	$(1,167,735)	$1,279,931	$2,011,403
Impairment loss
Investments accounted for under the equity method	(46,225)	(25,762)	—
Loss on disposal of investments	(19,286)	(16,293)	(91,070)
Others	104,956	(71,147)	(1,871,567)
Total	$(1,128,290)	$1,166,729	$48,766

The Company recognized the losses for the charges brought by the U.S. Department of Justice regarding allegation of conspiracy to engage in theft of trade secrets.  Please refer to Note 9(6).

b.	Finance costs

	For the years ended December 31,
	2018	2019	2020
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Interest expenses
Bonds payable	$710,663	$672,902	$377,193
Bank loans	1,782,544	1,808,633	1,417,028
Lease liabilities (Note)	—	178,112	154,730
Others	275,465	274,168	55,467
Financial expenses	82,553	63,828	69,015
Total	$2,851,225	$2,997,643	$2,073,433

Note:	The Company adopted IFRS 16 on January 1, 2019. The Company elected not to restate prior periods in accordance with the transition provision in IFRS 16.
(24)	Components of Other Comprehensive Income (Loss)

	For the year ended December 31, 2018
	Arising during the period	Reclassification adjustments during the period	Other comprehensive income (loss), before tax	Income tax effect	Other comprehensive income (loss), net of tax
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Items that will not be reclassified subsequently to profit or loss:
Remeasurements of defined benefit pension plans	$(55,060)	$—	$(55,060)	$32,647	$(22,413)
Unrealized gains or losses from equity instruments investments measured at fair value through other comprehensive income	1,454,018	—	1,454,018	(419,198)	1,034,820
Gains or losses on hedging instruments which will not be reclassified subsequently to profit or loss	(2,572)	—	(2,572)	514	(2,058)
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss	(103,319)	—	(103,319)	27,741	(75,578)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	(47,417)	408	(47,009)	(28,845)	(75,854)
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss	(11,069)	(12,897)	(23,966)	659	(23,307)
Total other comprehensive income (loss)	$1,234,581	$(12,489)	$1,222,092	$(386,482)	$835,610

	For the year ended December 31, 2019
	Arising during the period	Reclassification adjustments during the period	Other comprehensive income (loss), before tax	Income tax effect	Other comprehensive income (loss), net of tax
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Items that will not be reclassified subsequently to profit or loss:
Remeasurements of defined benefit pension plans	$106,403	$—	$106,403	$(21,281)	$85,122
Unrealized gains or losses from equity instruments investments measured at fair value through other comprehensive income	5,486,209	—	5,486,209	(394,695)	5,091,514
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss	899,025	—	899,025	(41,643)	857,382
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	(3,292,023)	14,085	(3,277,938)	14,949	(3,262,989)
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss	8,799	6,594	15,393	(8,843)	6,550
Total other comprehensive income (loss)	$3,208,413	$20,679	$3,229,092	$(451,513)	$2,777,579

	For the year ended December 31, 2020
	Arising during the period	Reclassification adjustments during the period	Other comprehensive income (loss), before tax	Income tax effect	Other comprehensive income (loss), net of tax
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Items that will not be reclassified subsequently to profit or loss:
Remeasurements of defined benefit pension plans	$(192,581)	$—	$(192,581)	$38,516	$(154,065)
Unrealized gains or losses from equity instruments investments measured at fair value through other comprehensive income	4,815,361	—	4,815,361	(134,887)	4,680,474
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss	883,508	—	883,508	(115,048)	768,460
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	(2,917,361)	(2,919)	(2,920,280)	38,541	(2,881,739)
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss	37,474	22,843	60,317	7,372	67,689
Total other comprehensive income (loss)	$2,626,401	$19,924	$2,646,325	$(165,506)	$2,480,819

(25)	Income Tax
a.	The major components of income tax expense (benefit) for the years ended December 31, 2018, 2019 and 2020 were as follows:
i.	Income tax expense (benefit) recorded in profit or loss

	For the years ended December 31,
	2018	2019	2020
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Current income tax expense (benefit):
Current income tax charge	$(264,909)	$772,795	$2,346,937
Adjustments in respect of current income tax of prior periods	(899,219)	(1,033,780)	(1,140,060)
Deferred income tax expense (benefit):
Deferred income tax related to origination and reversal of temporary differences	1,350,028	465,530	49,035
Deferred income tax related to recognition and derecognition of tax losses and unused tax credits	(335,367)	231,971	683,080
Deferred income tax related to changes in tax rates	(842,123)	—	—
Adjustment of prior year’s deferred income tax	(2,744)	121,189	(246,173)
Deferred income tax arising from write-down or reversal of write-down of deferred tax assets	(135,543)	(327,359)	(1,736)
Income tax expense (benefit) recorded in profit or loss	$(1,129,877)	$230,346	$1,691,083

ii.	Income tax related to components of other comprehensive income (loss)
(i)	Items that will not be reclassified subsequently to profit or loss:

	For the years ended December 31,
	2018	2019	2020
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Remeasurements of defined benefit pension plans	$11,012	$(21,281)	$38,516
Unrealized gains or losses from equity instruments investments measured at fair value through other comprehensive income	(24,969)	(394,695)	(134,887)
Gains or losses on hedging instruments which will not be reclassified subsequently to profit or loss	514	—	—
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss	18,045	(41,643)	(115,048)
Deferred income tax related to changes in tax rates	(362,898)	—	—
Income tax related to items that will not be reclassified subsequently to profit or loss	$(358,296)	$(457,619)	$(211,419)

(ii)	Items that may be reclassified subsequently to profit or loss:

	For the years ended December 31,
	2018	2019	2020
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Exchange differences on translation of foreign operations	$(24,339)	$14,949	$38,541
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss	1,847	(8,843)	7,372
Deferred income tax related to changes in tax rates	(5,694)	—	—
Income tax related to items that may be reclassified subsequently to profit or loss	$(28,186)	$6,106	$45,913

(iii)	Deferred income tax charged directly to equity

	For the years ended December 31,
	2018	2019	2020
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Recognize (reversal) of temporary difference arising from initial recognition of the equity component of the compound financial instrument	$—	$(45)	$3,691
Adjustments of changes in net assets of associates and joint ventures accounted for using equity method	(414)	(532)	(91)
Gains or losses on hedging instruments which will not be reclassified subsequently to profit or loss	—	(514)	—
Deferred income tax related to changes in tax rates	(57,140)	—	—
Income tax recognized directly to equity	$(57,554)	$(1,091)	$3,600

b.	A reconciliation between income tax expense (benefit) and income before tax at UMC’s applicable tax rate was as follows:

	For the years ended December 31,
	2018	2019	2020
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Income before tax	$2,117,920	$4,806,596	$22,542,750
At UMC’s statutory income tax rate	423,584	961,319	4,508,550
Adjustments in respect of current income tax of prior periods	(899,219)	(1,033,780)	(1,140,060)
Net changes in loss carry-forward and investment tax credits	2,239,058	2,387,922	447,570
Adjustment of deferred tax assets/liabilities for write-downs/reversals and different jurisdictional tax rates	49,625	(169,568)	(505,537)
Tax effect of non-taxable income and non-deductible expenses:
Tax exempt income	(451,589)	(1,778,820)	(2,500,688)
Investment gain	(886,546)	(270,610)	(431,501)
Dividend income	(112,810)	(139,093)	(130,672)
Others	140,278	110,991	32,268
Basic tax	—	3,215	2,803
Estimated income tax on unappropriated earnings	(849,328)	150,401	1,087,216
Deferred income tax related to changes in tax rates	(842,123)	—	—
Effect of different tax rates applicable to UMC and its subsidiaries	(118,404)	(102,608)	(191,687)
Taxes withheld in other jurisdictions	48,291	19,749	25,193
Others	129,306	91,228	487,628
Income tax expense (benefit) recorded in profit or loss	$(1,129,877)	$230,346	$1,691,083

c.	Significant components of deferred income tax assets and liabilities are as follows:

	As of December 31,
	2019	2020
	NT$	NT$
	(In Thousands)	(In Thousands)
Deferred income tax assets
Depreciation	$1,658,688	$2,116,855
Loss carry-forward	1,310,300	685,531
Pension	800,734	828,410
Refund liabilities	339,185	240,165
Allowance for inventory valuation losses	628,725	595,910
Investment loss	486,537	389,743
Unrealized profit on intercompany sales	1,568,645	1,348,202
Others	770,543	461,160
Total deferred income tax assets	7,563,357	6,665,976
Deferred income tax liabilities
Unrealized exchange gain	(565,175)	(559,334)
Depreciation	(550,772)	(156,000)
Investment gain	(702,547)	(933,038)
Convertible bond option	(69,484)	—
Amortizable assets	(321,459)	(316,049)
Others	(11,793)	(687)
Total deferred income tax liabilities	(2,221,230)	(1,965,108)
Net deferred income tax assets	$5,342,127	$4,700,868

d.	Movement of deferred tax

	For the years ended December 31,
	2019	2020
	NT$	NT$
	(In Thousands)	(In Thousands)
Balance as of January 1	$4,816,287	$5,342,127
Impact of retroactive applications of IFRS 16	93	—
Adjusted balance as of January 1	4,816,380	5,342,127
Acquisition from business combinations	1,542,895	—
Amounts recognized in profit or loss during the period	(491,331)	(484,206)
Amounts recognized in other comprehensive income	(451,513)	(165,506)
Amounts recognized in equity	(1,091)	3,600
Exchange adjustments	(73,213)	4,853
Balance as of December 31	$5,342,127	$4,700,868

e.

The Company is subject to taxation in Taiwan and other foreign jurisdictions. As of December 31, 2020, income tax returns of UMC and its subsidiaries in Taiwan have been examined by the tax authorities through 2017, while in other foreign jurisdictions, relevant tax authorities have completed the examination through 2012. There is an uncertain tax position that the outcome of the income tax returns of certain companies within the Company may not be accepted by the tax authorities of the respective countries of operations. For the recognition and measurement of deferred income tax and current income tax which involved significant accounting judgments, estimates and assumptions, please refer to Note 5(5).

f.	UMC was granted income tax exemption for several periods with respect to income derived from the expansion of operations. The income tax exemption had expired on December 31, 2020.
g.	The information of the unused tax loss carry-forward for which no deferred income tax assets have been recognized is as follows:

	As of December 31,
	2019	2020
	NT$	NT$
	(In Thousands)	(In Thousands)
Expiry period
1-5 years	$38,708,327	$40,910,279
6-10 years	9,588,002	2,674,422
Total	$48,296,329	$43,584,701

h.	As of December 31, 2019 and 2020, deductible temporary differences for which no deferred income tax assets have been recognized amounted to NT$2,770 million and NT$2,942 million, respectively.
i.

As of December 31, 2019 and 2020, the taxable temporary differences of unrecognized deferred tax liabilities associated with investments in subsidiaries amounted to NT$11,389 million and NT$11,463 million, respectively.

j.	According to the amendments to the R.O.C. Income Tax Act, effective from 2018, the corporate income tax rate is raised from 17% to 20%, and the 10% undistributed earnings tax is lowered to 5%.
(26)	Earnings Per Share
a.	Earnings per share-basic

	For the years ended December 31,
	2018	2019	2020
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Net income attributable to the parent company	$7,677,735	$8,155,097	$22,860,744
Weighted-average number of ordinary shares for basic earnings per share (thousand shares)	11,889,723	11,565,068	11,850,052
Earnings per share-basic (NTD)	$0.65	$0.71	$1.93

b.	Earnings per share-diluted

	For the years ended December 31,
	2018	2019	2020
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Net income attributable to the parent company	$7,677,735	$8,155,097	$22,860,744
Effect of dilution
Unsecured convertible bonds	283,349	289,121	69,019
Income attributable to stockholders of the parent	$7,961,084	$8,444,218	$22,929,763
Weighted-average number of common stocks for basic earnings per share (thousand shares)	11,889,723	11,565,068	11,850,052
Effect of dilution
Restricted stocks for employees	—	—	30,911
Employees’ compensation	137,511	90,047	65,657
Unsecured convertible bonds	1,243,599	1,295,729	303,630
Weighted-average number of common stocks after dilution (thousand shares)	13,270,833	12,950,844	12,250,250
Earnings per share-diluted (NTD)	$0.60	$0.65	$1.87

(27)	Reconciliation of Liabilities Arising from Financing Activities

For the year ended December 31, 2018

	As of		Non-cash changes		As of
	December 31,		Foreign	Others	December 31,
Items	2017	Cash Flows	exchange	(Note A)	2018
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Short-term loans	$25,445,540	$(12,288,248)	$(292,466)	$238,982	$13,103,808
Long-term loans (current portion included)	32,165,336	(1,880,197)	556,777	(15,701)	30,826,215
Bonds payable (current portion included)	48,517,631	(7,500,000)	—	360,551	41,378,182
Guarantee deposits (current portion included)	564,576	88,131	13,086	—	665,793
Other financial liabilities-noncurrent (Note B)	20,486,119	—	(456,551)	380,787	20,410,355

For the year ended December 31, 2019

	As of		Non-cash changes		As of
	December 31,		Foreign	Others	December 31,
Items	2018	Cash Flows	exchange	(Note A)	2019
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Short-term loans	$13,103,808	$(993,723)	$(368,507)	$273,628	$12,015,206
Long-term loans (current portion included)	30,826,215	3,876,991	(802,975)	1,843	33,902,074
Bonds payable (current portion included)	41,378,182	(2,500,000)	—	(96,766)	38,781,416
Guarantee deposits (current portion included)	665,793	252,269	(2,021)	(619,347)	296,694
Lease liabilities	6,006,457	(633,488)	(78,432)	736,488	6,031,025
				(Note C)
Other financial liabilities-noncurrent (Note B)	20,410,355	—	(698,127)	381,213	20,093,441

For the year ended December 31, 2020

	As of		Non-cash changes		As of
	December 31,		Foreign	Others	December 31,
Items	2019	Cash Flows	exchange	(Note A)	2020
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Short-term loans	$12,015,206	$(933,392)	$(75,751)	$51,069	$11,057,132
Long-term loans (current portion included)	33,902,074	136,920	(972,888)	—	33,066,106
Bonds payable (current portion included)	38,781,416	(13,702,875)	—	(6,388,157)	18,690,384
				(Note D)
Guarantee deposits (current portion included)	296,694	(59,819)	(883)	—	235,992
Lease liabilities	6,031,025	(726,626)	(10,036)	282,501	5,576,864
Other financial liabilities-noncurrent (Note B)	20,093,441	—	281,219	371,964	20,746,624

Note A:	Other non-cash changes mainly consisted of discount amortization measured by the effective interest method.
Note B:	Please refer to Note 9(5) for more details on other financial liabilities-noncurrent.
Note C:	Including the impact from acquisition of a subsidiary.
Note D:	Please refer to Note 6(13) for the Company’s convertible bonds.
(28)	Business Combinations

UNITED SEMICONDUCTOR JAPAN CO., LTD. (USJC)

The Company exercised the call option of a joint venture agreement between FUJI SEMICONDUCTOR LIMITED (FSL) to acquire 84.1% ownership interest in MIE FUJITSU SEMICONDUCTOR LIMITED (MIFS) for JPY 54.4 billion on October 1, 2019. The Company previously held 15.9% of ownership interest in MIFS. MIFS became a wholly-owned subsidiary of the Company and was renamed as USJC upon completion of the acquisition. USJC is a 300mm fab in Japan that is currently manufacturing 90nm, 65nm and 40nm products. The fab fits the Company’s specialty technology focus and long-term growth projections. USJC will increase the Company’s foundry market share, provide business synergies and benefit from economies of scale while broadening the Company’s comprehensive specialty and logic technologies to serve Japanese and international customers.

NT$
(In Thousands)
Consideration Transferred:
Cash	$15,711,370
Fair value of previously held equity interest immediately before acquisition	2,303,988
Gains or losses on hedging instruments	2,572
Total	$18,017,930
Cash flows analysis of acquisition:
Cash Consideration	$15,711,370
Net cash acquired from the subsidiary	(2,910,389)
Net cash outflows from acquisition	$12,800,981

The fair value of the identifiable assets and liabilities of USJC as of the date of acquisition were:

Fair value recognized on the acquisition date
NT$
(In Thousands)
Assets
Cash and cash equivalents	$2,910,389
Accounts receivable	3,561,827
Inventories	2,428,616
Property, plant and equipment	11,497,618
Right-of-use assets	479,547
Intangible assets	1,318,754
Deferred tax assets	1,563,553
Others	230,431
23,990,735
Liabilities
Accounts payable	(3,170,323)
Other payables and payables on equipment	(1,962,119)
Lease liabilities	(479,547)
Others	(189,231)
(5,801,220)
Total identifiable net assets	$18,189,515
Gain on bargain purchase:
Consideration transferred	$18,017,930
Less: Fair value of identifiable net assets	(18,189,515)
Bargain purchase gain	$(171,585)

The fair value of the net identifiable assets acquired and liabilities assumed was in excess of the aggregate consideration transferred and the previously held ownership interest of 15.9% in USJC at the acquisition date, and the difference was recognized as bargain purchase gain. The previously held ownership interest of 15.9% in USJC was previously accounted for as financial assets at fair value through other comprehensive income, non-current. It was subsequently remeasured at fair value with the consideration for a minority interest discount on the acquisition date resulting in the bargain purchase gain. Upon the acquisition, the Company recognized a loss on disposal of NT$375 million and the accumulated unrealized losses on the previously held ownership interest was reclassified from other comprehensive income to retained earnings for the year ended December 31, 2019.

Upon the acquisition, USJC contributed NT$4,277 million of operating revenues and NT$305 million to profit before tax from continuing operations of the Company, respectively, for the year ended December 31, 2019. If the combination had taken place at the beginning of the year, operating revenues from the continuing operations would have been NT$160,767 million and the profit before tax from continuing operations for the Company would have been NT$5,606 million, respectively, for the year ended December 31, 2019.

(29)	Deconsolidation of Subsidiaries

UNISTARS CORP. (UNISTARS)

As UMC’s subsidiary disposed of all of its shares of UNISTARS in December 2018, the Company lost control of UNISTARS, derecognizing the relevant assets and liabilities of UNISTARS at the date when the control is lost.

a.	Derecognized assets and liabilities mainly consisted of:

NT$
(In Thousands)
Assets
Cash and cash equivalents	$14,430
Notes and accounts receivable	18,239
Inventories	46,717
Property, plant and equipment	45,515
Others	2,365
127,266
Liabilities
Short-term loans	(34,313)
Payables	(29,309)
Current portion of long-term liabilities	(11,899)
Long-term loans	(5,502)
Others	(2,872)
(83,895)
Net assets of the subsidiary deconsolidated	$43,371

b.	Consideration received and loss recognized from the transaction:

NT$
(In Thousands)
Cash received	$4,617
Less: Net assets of the subsidiary deconsolidated	(43,371)
Add: Non-controlling interests	7,074
Less: Goodwill	(176)
Loss on disposal of subsidiary	$(31,856)

Loss on disposal of subsidiary for the year ended December 31, 2018 was recognized as other gains and losses in the consolidated statement of comprehensive income.

c.	Analysis of net cash outflow arising from deconsolidation of the subsidiary:

NT$
(In Thousands)
Cash received	$4,617
Net cash of subsidiary derecognized	(14,430)
Net cash outflow from deconsolidation	$(9,813)

NEXPOWER TECHNOLOGY CORP. (NEXPOWER)

NEXPOWER, the subsidiary of UMC, was resolved for dissolution and liquidation by the stockholder’s meeting on November 11, 2020 and the liquidator took control on the same day. According to IFRS 10, the Company has lost control over NEXPOWER and therefore derecognized its relevant assets and liabilities at the date when the control was lost.

a.	Derecognized assets and liabilities mainly consisted of:

NT$
(In Thousands)
Assets
Cash and cash equivalents	$776,586
Other current assets	18
776,604
Liabilities
Other payables	(194)
(194)
Net assets of the subsidiary deconsolidated	$776,410

b.	Consideration received and gain recognized from the deconsolidation:

NT$
(In Thousands)
Receivable from liquidation consideration (Note A)	$724,845
Less: Net assets of the subsidiary deconsolidated	(776,410)
Add: Non-controlling interests	51,565
Other comprehensive income from equity reclassified to profit or loss due to derecognition	4,061
Gain on deconsolidation (Note B)	$4,061

Note A:	NEXPOWER was deconsolidated when the control was lost. The company has not received liquidation consideration.
Note B:	Gain on deconsolidation for the year ended December 31, 2020 was recognized as other gains and losses in the consolidated statement of comprehensive income.

c.	Analysis of net cash outflow arising from deconsolidation of the subsidiary:

NT$
(In Thousands)
Cash received	$—
Net cash of subsidiary derecognized	(776,586)
Net cash outflow from deconsolidation	$(776,586)